Cash (used in)/generated from operations	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Cash (used in)/generated from operations
Cash (used in)/generated from operations

8. Cash (used in)/generated from operations

	Period ended	Period ended
	31 March 2021	31 March 2020
	£	£
Loss before tax	(4,408,580)	(949,576)
Adjustments for:
Depreciation	10,022	—
Change in trade and other receivables	(169,470)	(30,422)
Change in trade and other payables	2,907,007	(928,710)
Share option charge	68,596	47,661
Interest income	—	(50,882)
Interest payable	426,255	148,079
Cash (used in)/generated from operations	(1,166,170)	(1,763,850)
Reconciliation of net cashflow to movements in net debt:
Opening net cash/(debt)	(4,149,384)	420,730
Facilities received	(9,700,000)	(500,000)
Movement in cash	5,409,873	(1,922,005)
Movement in net cash/ (debt)	(4,290,127)	(2,422,005)
Closing net cash/(debt)	(8,439,511)	(2,001,275)
Composition of closing net cash/(debt)
Cash	5,560,489	1,498,725
Bank loans	(10,500,000)	—
Convertible loans	(3,500,000)	(3,500,000)
Net cash/(debt)	(8,439,511)	(2,001,275)

15.  Cash generated from operations

		Nine months
	Year ended	ended
	30 September	30 September
	2020	2019
	£	£
Loss before tax	(891,277)	615,501
Adjustments for:
Depreciation	3,753	242
Change in trade and other receivables	(135,790)	(45,235)
Change in trade and other payables	(1,006,549)	2,852,588
Share option charge	95,331	8,945
Interest income	(50,882)	(400,666)
Interest payable	307,936	69,466
Cash (used in)/generated from operations	(1,677,478)	3,100,841
Reconciliation of net cashflow to movements in net debt:
Opening net cash/(debt)	420,730	251,286
Facilities received	(1,300,000)	(3,000,000)
Movement in cash	(3,270,114)	3,169,444
Movement in net cash/ (debt)	(4,570,114)	169,444
Closing net cash/(debt)	(4,149,384)	420,730
Composition of closing net cash/(debt)
Cash	150,616	3,420,730
Bridging finance	(800,000)	—
Convertible loans	(3,500,000)	(3,000,000)
Net cash/(debt)	(4,149,384)	420,730